SUPPLIER FINANCE PROGRAMS	12 Months Ended
Dec. 31, 2025
SUPPLIER FINANCE PROGRAMS
SUPPLIER FINANCE PROGRAMS

26.SUPPLIER FINANCE PROGRAM

The Group entered into supplier finance arrangements with its third-party suppliers to provide logistic services/materials and third-party banks. As a result of these arrangements, the suppliers:

●	Transfers the credit risk;
●	Can obtain payment at an earlier date than original terms; and
●	May receive more favourable terms based on the Group’s credit worthiness than if the suppliers had factored the receivables directly with the bank.

Participation in the arrangement is at the suppliers’ own discretion. Terms of the original contracts between the Group and the supplier do not change as a result of these transactions and there is no agreement with the debtor to extend payment terms.

The following table summarizes the carrying amount of liabilities that are part of supplier finance arrangements as of December 31, 2025 and 2024:

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Presented as trade payables
Opening balance	—	240,318	9,566,419
Added during the year	240,318	1,850,518	73,664,185
Settled during the year	—	(1,232,228)	(49,051,710)
Ending balance	240,318	858,608	34,178,894
In which: Suppliers have subsequently received payment	64,230	436,914	17,392,381

The following table summarizes the range of payment due dates and the interest charged as of December 31, 2025 and 2024:

	As of December 31,
	2024	2025
Liabilities that are part of the arrangement	Less than 180 days	Less than 180 days
Interest charged under the arrangement	9.94%	From 9.64% to 12.97%